Notes Payable – SBA EIDL Loan (Tables)	12 Months Ended
Dec. 31, 2024
Notes Payable Sba Eidl Loan
Schedule of minimum maturities

Year Ending December 31,
2025	$—
2026	—
2027	6,611
2028	10,932
2029 and thereafter	482,357
Total	$499,900